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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia International Value Master Portfolio

May 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
BRAZIL 5.7%
Banco Santander Brasil SA, ADR	1,038,900	$8,259,255
Centrais Eletricas Brasileiras SA, ADR (a)	1,727,040	11,329,382
Oi SA (Ordinary), ADR (a)	329,834	1,560,115
Oi SA (Preference), ADR (a)	796,243	9,586,769
Petroleo Brasileiro SA, ADR (a)	879,743	16,627,143
Telefonica Brasil SA, ADR (a)	353,756	8,355,717
Tim Participacoes SA, ADR (a)	214,753	5,250,711
Total		60,969,092
FRANCE 13.9%
Carrefour SA	1,002,860	17,292,315
France Telecom SA (a)	1,838,170	23,092,645
GDF Suez (a)	1,349,349	26,653,820
Natixis (a)	2,404,246	5,621,662
Renault SA	125,200	5,245,732
Sanofi (a)	373,086	25,372,656
STMicroelectronics NV	2,682,400	13,661,854
Total SA	739,781	31,800,921
Total		148,741,605
GERMANY 2.6%
Deutsche Bank AG, Registered Shares (a)	160,195	5,761,191
Deutsche Telekom AG, Registered Shares	2,207,800	21,768,588
Total		27,529,779
IRELAND 2.0%
CRH PLC	1,244,876	21,162,192
ITALY 6.9%
ENI SpA (a)	1,834,487	35,386,168
Intesa Sanpaolo SpA (b)	10,191,238	12,639,275
Italcementi SpA, Savings Shares (a)	890,500	1,926,932
Telecom Italia SpA (a)	1,120,510	924,829
Telecom Italia SpA, Savings Shares (a)	32,972,210	22,545,895
Total		73,423,099
JAPAN 27.0%
Astellas Pharma, Inc.	475,000	18,653,020
Canon, Inc. (a)	321,200	12,816,360
Dai Nippon Printing Co., Ltd. (a)	1,240,000	9,361,979
Daiichi Sankyo Co., Ltd.	852,600	13,712,566
FUJIFILM Holdings Corp.	890,505	16,641,324
Japan Tobacco, Inc.	2,578	14,344,726
Mitsubishi UFJ Financial Group, Inc. (a)	3,437,231	14,834,311

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
MS&AD Insurance Group Holdings, Inc.	864,200	$13,230,356
Nippon Telegraph & Telephone Corp.	681,700	29,350,406
NKSJ Holdings, Inc.	597,250	10,948,112
Ono Pharmaceutical Co., Ltd.	262,800	14,828,606
Rohm Co., Ltd.	191,400	6,922,220
Seven & I Holdings Co., Ltd.	482,100	14,495,869
Sony Corp.	609,900	8,081,510
Sumitomo Mitsui Financial Group, Inc.	441,442	12,862,104
Sumitomo Mitsui Trust Holdings, Inc.	1,436,000	3,612,842
Taisho Pharmaceutical Holdings Co., Ltd. (a)	100,999	7,536,219
Takeda Pharmaceutical Co., Ltd.	499,800	20,888,948
TDK Corp.	185,000	7,967,338
Tokio Marine Holdings, Inc.	714,900	15,521,257
Toyota Motor Corp.	575,000	22,097,134
Total		288,707,207
MEXICO 2.6%
America Movil SAB de CV, Class L, ADR (a)	823,600	19,404,016
Cemex SAB de CV, ADR (b)	1,469,095	8,138,786
Total		27,542,802
NETHERLANDS 6.3%
Aegon NV	3,899,357	16,422,223
Akzo Nobel NV	195,454	8,927,621
Koninklijke Ahold NV	1,736,532	20,400,763
Unilever NV-CVA	678,849	21,358,460
Total		67,109,067
PORTUGAL 0.8%
Portugal Telecom SGPS SA, Registered Shares (a)	2,106,976	7,956,515
RUSSIAN FEDERATION 1.5%
Lukoil OAO, ADR (b)	297,500	15,548,837
SOUTH KOREA 3.2%
Korea Electric Power Corp., ADR (b)	1,019,450	9,582,830
POSCO	48,251	14,724,934
SK Telecom Co., Ltd.	99,077	10,072,650
Total		34,380,414
SPAIN 0.7%
Telefonica SA	18,353	202,803

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Telefonica SA	697,443	$7,707,167
Total		7,909,970
SWEDEN 0.9%
Telefonaktiebolaget LM Ericsson, Class B	1,137,168	9,658,375
SWITZERLAND 5.7%
Swiss Re AG	402,700	23,216,348
Swisscom AG	28,830	10,471,225
TE Connectivity Ltd.	482,043	15,145,791
UBS AG, Registered Shares (b)	1,110,530	12,518,972
Total		61,352,336
UNITED KINGDOM 17.3%
AstraZeneca PLC	579,085	23,365,280
Barclays PLC	4,818,407	13,092,266
BP PLC	3,722,800	22,657,703
GlaxoSmithKline PLC	1,015,148	22,498,175
HSBC Holdings PLC	1,411,239	11,081,634
ITV PLC	10,528,676	11,829,335
J Sainsbury PLC	3,969,329	17,624,605
Kingfisher PLC	3,438,800	14,945,659
Marks & Spencer Group PLC	3,554,280	18,153,618
Vodafone Group PLC	5,523,790	14,727,950
Wm Morrison Supermarkets PLC	3,598,665	15,318,778
Total		185,295,003
Total Common Stocks (Cost: $1,431,419,851)		$1,037,286,293

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.161% (c)(d)	6,580,961	6,580,961
Total Money Market Funds (Cost: $6,580,961)		$6,580,961

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.6%
Asset-Backed Commercial Paper 0.5%
Kells Funding LLC
06/04/12	0.501%	$2,996,042	$2,996,042

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Rheingold Securitization
06/25/12	0.550%	$1,999,175	$1,999,175
Total			4,995,217
Certificates of Deposit 3.2%
ABM AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
Australia and New Zealand Bank Group, Ltd.
06/11/12	0.580%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	4,994,512	4,994,512
Hong Kong Shanghai Bank Corp., Ltd.
06/25/12	0.240%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
06/01/12	0.370%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
06/11/12	0.220%	4,000,000	4,000,000
Natixis
06/05/12	0.250%	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
Total			33,989,406
Repurchase Agreements 4.9%
BNP Paribas Securities Corp. dated 05/31/12, matures 06/01/12, repurchase price $14,583,083 (e)
	0.210%	14,582,998	14,582,998
Goldman Sachs & Co. dated 05/31/12, matures 06/05/12, repurchase price $10,000,264 (e)
	0.190%	10,000,000	10,000,000
Nomura Securities dated 05/31/12, matures 06/01/12, repurchase price $23,000,147 (e)
	0.230%	23,000,000	23,000,000
Pershing LLC dated 05/31/12, matures 06/01/12, repurchase price $5,000,047 (e)
	0.340%	5,000,000	5,000,000
Total			52,582,998
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $91,567,621)			$91,567,621

Total Investments
(Cost: $1,529,568,433) (f)	$1,135,434,875(g)
Other Assets & Liabilities, Net	(66,819,176)
Net Assets	$1,068,615,699

Notes to Portfolio of Investments

(a)	At May 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2012.
(d)	Investments in affiliates during the period ended May 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$47,968,082	$52,579,752	$(93,966,873)	$—	$6,580,961	$5,682	$6,580,961

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.210%)

Security Description	Value

Ginnie Mae I Pool	$13,265,842
Ginnie Mae II Pool	1,608,816
Total Market Value of Collateral Securities	$14,874,658

Goldman Sachs & Co. (0.190%)

Security Description	Value

Fannie Mae Pool	$6,702,191
Freddie Mac Gold Pool	3,401,254
Freddie Mac Non Gold Pool	96,555
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.230%)

Security Description	Value

Fannie Mae Pool	$10,021,547
Freddie Mac Gold Pool	5,210,163
Ginnie Mae II Pool	8,228,290
Total Market Value of Collateral Securities	$23,460,000

Pershing LLC (0.340%)

Security Description	Value

Fannie Mae REMICS	$1,432,376
Fannie Mae-Aces	139,990
Freddie Mac Reference REMIC	338,336
Freddie Mac REMICS	1,105,071
Government National Mortgage Association	1,846,712
United States Treasury Note/Bond	237,516
Total Market Value of Collateral Securities	$5,100,001

(f)

At May 31, 2012, the cost of securities for federal income tax purposes was approximately $1,529,568,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,173,000
Unrealized Depreciation	(457,306,000)
Net Unrealized Depreciation	$(394,133,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2012:

	Fair value at May 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$—	$80,352,988	$—	$80,352,988
Consumer Staples	—	120,835,516	—	120,835,516
Energy	32,175,980	89,844,792	—	122,020,772
Financials	8,259,255	171,362,553	—	179,621,808
Health Care	—	146,855,470	—	146,855,470
Industrials	—	9,361,979	—	9,361,979
Information Technology	15,145,791	67,667,471	—	82,813,262
Materials	8,138,786	46,741,679	—	54,880,465
Telecommunication Services	44,157,328	148,820,673	—	192,978,001
Utilities	20,912,212	26,653,820	—	47,566,032
Total Equity Securities	128,789,352	908,496,941	—	1,037,286,293

Other
Money Market Funds	6,580,961	—	—	6,580,961
Investments of Cash Collateral Received for Securities on Loan	—	91,567,621	—	91,567,621
Total Other	6,580,961	91,567,621	—	98,148,582
Total	$135,370,313	$1,000,064,562	$—	$1,135,434,875

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2012